Note 12 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Goodwill [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated

Balance, December 31, 2018	$207,799	253,752	46,931	379,412	$887,894
Goodwill acquired during the year	11,970	846	45,405	-	58,221
Other items	330	4,404	-	-	4,734
Foreign exchange	311	(1,669)	(9)	(261)	(1,628)
Balance, December 31, 2019	220,410	257,333	92,327	379,151	949,221
Goodwill acquired during the year	117,984	-	-	-	117,984
Other items	-	-	150	-	150
Foreign exchange	(667)	18,213	2,942	1,141	21,629
Balance, December 31, 2020	337,727	275,546	95,419	380,292	1,088,984
Goodwill	363,998	278,858	95,419	380,292	1,118,567
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$337,727	$275,546	$95,419	$380,292	$1,088,984